Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expense and Other Assets, Current
	December 31,	December 31,
	2015	2014
	$’M	$’M
	______________	____________
Prepaid expenses	35.6	36.9
Income tax receivable	73.6	121.5
Value added taxes receivable	18.2	13.8
Other current assets	70.0	49.3
	______________	______________
	197.4	221.5
	______________	______________